Inventories, net - Inventories (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,414	$ 1,175
Work in process	655	798
Finished goods and purchased products	3,590	3,630
Total	$ 5,659	$ 5,603